American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2023

Government Bond - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 49.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 5.36%, (1-year H15T1Y plus 2.25%), 9/1/35	169,098	173,088
FHLMC, VRN, 5.52%, (1-year RFUCC plus 1.87%), 7/1/36	127,898	131,161
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	242,129	247,838
FHLMC, VRN, 5.31%, (1-year H15T1Y plus 2.26%), 4/1/37	139,717	142,764
FHLMC, VRN, 4.55%, (1-year RFUCC plus 1.65%), 12/1/42	161,506	164,619
FHLMC, VRN, 5.87%, (1-year RFUCC plus 1.62%), 11/1/43	900,148	904,433
FHLMC, VRN, 3.84%, (1-year RFUCC plus 1.63%), 1/1/44	400,406	409,971
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	202,400	206,527
FHLMC, VRN, 4.98%, (1-year RFUCC plus 1.62%), 9/1/45	597,232	609,952
FNMA, VRN, 7.14%, (6-month RFUCC plus 1.57%), 6/1/35	85,663	87,211
FNMA, VRN, 7.17%, (6-month RFUCC plus 1.57%), 6/1/35	166,798	169,701
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.57%), 6/1/35	211,994	215,823
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.57%), 6/1/35	107,109	109,086
FNMA, VRN, 7.23%, (6-month RFUCC plus 1.54%), 9/1/35	147,278	149,504
FNMA, VRN, 7.13%, (1-year RFUCC plus 1.61%), 4/1/46	228,035	234,611
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	230,470	220,647
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	317,276	303,501
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 11/20/32	39,616	38,109
GNMA, VRN, 3.25%, (1-year H15T1Y plus 2.00%), 10/20/34	183,439	177,750
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 12/20/34	82,275	79,685
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 3/20/35	100,645	97,609
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 7/20/35	188,490	186,837
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 3/20/36	357,396	346,318
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 11/20/36	54,371	52,588
		5,459,333
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 48.2%
FHLMC, 2.00%, 6/1/36	5,161,952	4,663,445
FHLMC, 5.50%, 4/1/38	677,886	699,346
FHLMC, 3.00%, 2/1/43	2,802,303	2,580,418
FHLMC, 3.50%, 2/1/49	5,035,723	4,684,397
FHLMC, 3.00%, 1/1/50	2,192,702	1,951,698
FHLMC, 3.50%, 5/1/50	1,061,566	987,158
FHLMC, 2.50%, 10/1/50	2,649,350	2,265,948
FHLMC, 2.50%, 5/1/51	8,999,135	7,697,402
FHLMC, 3.50%, 5/1/51	3,578,675	3,320,388
FHLMC, 2.00%, 8/1/51	6,154,224	5,043,323
FHLMC, 2.50%, 10/1/51	1,497,517	1,291,223
FHLMC, 3.50%, 5/1/52	4,956,888	4,549,909
FHLMC, 3.50%, 5/1/52	1,763,347	1,638,947
FHLMC, 4.00%, 6/1/52	6,646,698	6,345,293
FHLMC, 5.00%, 7/1/52	1,443,971	1,445,190
FHLMC, 4.50%, 10/1/52	4,904,756	4,757,849
FHLMC, 4.50%, 10/1/52	2,967,038	2,878,170
FHLMC, 6.00%, 11/1/52	6,312,397	6,441,888
FHLMC, 5.50%, 12/1/52	4,242,588	4,272,179
FHLMC, 6.00%, 1/1/53	4,512,560	4,591,638
FNMA, 6.00%, 12/1/33	510,200	529,954
FNMA, 5.50%, 8/1/34	669,618	689,822

FNMA, 5.50%, 1/1/36	742,353	764,776
FNMA, 2.00%, 5/1/36	1,860,058	1,679,007
FNMA, 2.00%, 11/1/36	7,250,486	6,544,358
FNMA, 2.50%, 12/1/36	5,638,262	5,224,652
FNMA, 2.00%, 1/1/37	2,549,091	2,300,894
FNMA, 6.00%, 9/1/37	200,589	209,495
FNMA, 6.00%, 11/1/37	762,531	796,079
FNMA, 4.50%, 4/1/39	207,511	207,154
FNMA, 4.50%, 5/1/39	607,211	605,978
FNMA, 6.50%, 5/1/39	433,621	453,956
FNMA, 4.50%, 10/1/39	988,957	987,864
FNMA, 4.50%, 6/1/41	905,785	904,972
FNMA, 4.00%, 8/1/41	784,549	765,403
FNMA, 4.50%, 9/1/41	528,302	527,719
FNMA, 3.50%, 10/1/41	789,817	749,187
FNMA, 4.00%, 12/1/41	2,301,795	2,239,919
FNMA, 3.50%, 5/1/42	868,004	822,246
FNMA, 3.50%, 6/1/42	837,702	793,017
FNMA, 3.50%, 9/1/42	718,813	678,537
FNMA, 4.00%, 11/1/45	549,891	529,153
FNMA, 4.00%, 2/1/46	1,486,280	1,433,449
FNMA, 4.00%, 4/1/46	1,914,063	1,846,618
FNMA, 3.50%, 2/1/47	2,181,815	2,037,065
FNMA, 2.50%, 10/1/50	5,793,690	4,939,282
FNMA, 2.50%, 12/1/50	5,905,564	5,038,912
FNMA, 2.50%, 2/1/51	5,818,794	4,990,094
FNMA, 2.00%, 3/1/51	1,248,975	1,022,590
FNMA, 4.00%, 5/1/51	1,359,887	1,301,443
FNMA, 3.00%, 6/1/51	5,567,556	5,030,026
FNMA, 4.00%, 8/1/51	2,049,785	1,944,507
FNMA, 2.50%, 12/1/51	2,617,402	2,243,589
FNMA, 2.50%, 2/1/52	1,371,535	1,173,390
FNMA, 3.00%, 2/1/52	6,796,840	6,052,160
FNMA, 2.00%, 3/1/52	7,123,779	5,880,717
FNMA, 2.50%, 3/1/52	5,264,148	4,523,916
FNMA, 3.00%, 3/1/52	6,294,377	5,637,113
FNMA, 3.50%, 4/1/52	1,041,606	955,749
FNMA, 4.00%, 4/1/52	5,329,345	5,065,351
FNMA, 4.00%, 4/1/52	2,017,389	1,926,509
FNMA, 3.00%, 5/1/52	5,271,039	4,691,106
FNMA, 3.00%, 5/1/52	2,560,238	2,300,687
FNMA, 3.50%, 5/1/52	4,944,342	4,552,900
FNMA, 3.50%, 5/1/52	3,212,134	2,993,257
FNMA, 4.00%, 5/1/52	5,495,096	5,202,740
FNMA, 3.00%, 6/1/52	990,369	890,455
FNMA, 3.50%, 6/1/52	4,026,828	3,759,714
FNMA, 5.00%, 6/1/52	4,576,217	4,531,838
FNMA, 4.50%, 7/1/52	1,721,179	1,669,626
FNMA, 5.00%, 7/1/52	5,400,729	5,406,332
FNMA, 4.50%, 9/1/52	3,191,847	3,110,204
FNMA, 4.50%, 9/1/52	1,949,013	1,911,170
FNMA, 5.00%, 9/1/52	2,197,657	2,199,937
FNMA, 5.50%, 10/1/52	4,745,017	4,775,670
FNMA, 5.50%, 1/1/53	2,305,970	2,322,542
FNMA, 6.50%, 1/1/53	5,424,151	5,561,185

FNMA, 5.00%, 8/1/53	5,446,344	5,438,531
FNMA, 6.00%, 9/1/53	4,680,055	4,757,397
FNMA, 6.00%, 9/1/53	4,676,176	4,756,699
GNMA, 6.00%, 1/20/39	118,036	124,707
GNMA, 4.00%, 12/15/40	323,238	312,283
GNMA, 3.50%, 6/20/42	1,921,513	1,824,065
GNMA, 3.00%, 7/20/50	9,230,758	8,404,672
GNMA, 2.00%, 10/20/50	12,615,221	10,688,843
GNMA, 2.50%, 2/20/51	3,420,603	2,994,173
GNMA, 3.50%, 2/20/51	600,084	564,158
GNMA, 3.50%, 6/20/51	1,555,768	1,456,332
GNMA, 2.50%, 9/20/51	5,142,665	4,499,748
GNMA, 2.50%, 12/20/51	3,686,332	3,225,280
GNMA, 2.50%, 1/20/52	5,195,185	4,543,803
GNMA, 4.00%, 9/20/52	9,726,606	9,284,544
GNMA, 4.50%, 9/20/52	9,676,829	9,449,539
GNMA, 4.50%, 10/20/52	7,468,261	7,292,463
GNMA, 5.00%, 4/20/53	4,658,940	4,629,386
GNMA, 5.50%, 4/20/53	5,373,275	5,414,084
		309,692,501
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $321,210,485)		315,151,834
U.S. TREASURY SECURITIES — 26.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	1,895,195
U.S. Treasury Bonds, 4.375%, 11/15/39	500,000	521,035
U.S. Treasury Bonds, 3.75%, 8/15/41	1,000,000	951,875
U.S. Treasury Bonds, 3.00%, 5/15/42	1,500,000	1,269,492
U.S. Treasury Bonds, 3.25%, 5/15/42	3,500,000	3,072,344
U.S. Treasury Bonds, 4.00%, 11/15/42	2,800,000	2,722,016
U.S. Treasury Bonds, 2.875%, 5/15/43	2,000,000	1,642,656
U.S. Treasury Bonds, 3.875%, 5/15/43	3,500,000	3,337,852
U.S. Treasury Bonds, 3.625%, 8/15/43	3,000,000	2,759,180
U.S. Treasury Bonds, 4.375%, 8/15/43	6,700,000	6,841,328
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,402,442
U.S. Treasury Bonds, 4.75%, 11/15/43	3,100,000	3,326,203
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,898,164
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,613,438
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	375,410
U.S. Treasury Bonds, 4.00%, 11/15/52	8,300,000	8,190,738
U.S. Treasury Bonds, 4.125%, 8/15/53	2,500,000	2,527,734
U.S. Treasury Bonds, 4.75%, 11/15/53	3,400,000	3,813,578
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,273,720	5,259,730
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	599,925	542,263
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/33	1,215,504	1,179,379
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,017,617
U.S. Treasury Notes, 0.875%, 6/30/26	10,000,000	9,248,633
U.S. Treasury Notes, 4.625%, 9/15/26	20,000,000	20,280,859
U.S. Treasury Notes, 4.625%, 11/15/26	3,000,000	3,047,813
U.S. Treasury Notes, 4.375%, 12/15/26	16,000,000	16,158,750
U.S. Treasury Notes, 0.50%, 6/30/27	10,000,000	8,884,180
U.S. Treasury Notes, 3.125%, 8/31/27	3,000,000	2,916,152
U.S. Treasury Notes, 3.875%, 11/30/27(1)	2,500,000	2,495,068
U.S. Treasury Notes, 3.125%, 11/15/28	8,000,000	7,729,688
U.S. Treasury Notes, 2.875%, 4/30/29	3,100,000	2,949,238
U.S. Treasury Notes, 3.25%, 6/30/29	4,000,000	3,872,031

U.S. Treasury Notes, 4.00%, 10/31/29	6,000,000	6,029,180
U.S. Treasury Notes, 3.875%, 11/30/29	7,800,000	7,786,899
U.S. Treasury Notes, 4.875%, 10/31/30	15,000,000	15,869,531
U.S. Treasury Notes, 4.125%, 11/15/32	5,000,000	5,084,277
TOTAL U.S. TREASURY SECURITIES (Cost $169,842,880)		170,511,968
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
FHLMC, Series 2812, Class MF, VRN, 5.90%, (30-day average SOFR plus 0.56%), 6/15/34	909,899	909,470
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	156,438	153,970
FHLMC, Series 3153, Class FJ, VRN, 5.83%, (30-day average SOFR plus 0.49%), 5/15/36	742,004	737,164
FHLMC, Series 3397, Class GF, VRN, 5.95%, (30-day average SOFR plus 0.61%), 12/15/37	314,968	313,494
FHLMC, Series 3417, Class FA, VRN, 5.95%, (30-day average SOFR plus 0.61%), 11/15/37	555,564	554,010
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	1,426,345	1,400,811
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	11,411,449	11,277,434
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	14,839,786	14,589,892
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	2,667,069	2,614,650
FHLMC, Series KF32, Class A, VRN, 5.82%, (30-day average SOFR plus 0.48%), 5/25/24	89,122	89,080
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	1,219,338	1,179,388
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	8,645,000	8,391,547
FNMA, Series 2005-103, Class FP, VRN, 5.75%, (30-day average SOFR plus 0.41%), 10/25/35	759,297	752,824
FNMA, Series 2009-89, Class FD, VRN, 6.05%, (30-day average SOFR plus 0.71%), 5/25/36	414,350	416,446
FNMA, Series 2016-11, Class FB, VRN, 5.33%, (30-day average SOFR plus 0.66%), 3/25/46	1,012,098	1,007,568
GNMA, Series 2007-5, Class FA, VRN, 5.61%, (1-month SOFR plus 0.25%), 2/20/37	256,390	256,091
GNMA, Series 2010-14, Class QF, VRN, 5.92%, (1-month SOFR plus 0.56%), 2/16/40	1,173,363	1,171,336
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	4,298,115	3,409,903
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	3,838,424	2,933,626
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,533,802	3,150,342
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,198,040)		55,309,046
ASSET-BACKED SECURITIES — 5.2%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 6.05%, (1-month SOFR plus 0.69%), 11/25/71	2,561,802	2,512,724
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	648,874	583,579
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 6.17%, (1-month SOFR plus 0.81%), 1/25/72	2,436,123	2,393,828
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 6.50%, (30-day average SOFR plus 1.16%), 5/25/67(2)	841,873	834,516
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 6.60%, (30-day average SOFR plus 1.26%), 11/25/69(2)	1,133,796	1,131,359
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.02%, (30-day average SOFR plus 0.68%), 11/25/70(2)	3,792,748	3,710,094
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 6.04%, (1-month SOFR plus 0.68%), 8/25/61	2,571,404	2,475,956
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	2,147,713	1,848,526
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.05%, (30-day average SOFR plus 0.71%), 12/26/69(2)	462,517	455,198
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	356,701	316,585
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 6.09%, (3-month SOFR plus 0.71%), 8/23/36(2)	3,836,128	3,766,654
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	1,270,065	1,164,767
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 6.04%, (1-month SOFR plus 0.68%), 9/25/61	2,648,719	2,603,035
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 6.04%, (1-month SOFR plus 0.68%), 10/25/61	5,249,272	5,113,218
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.98%, (30-day average SOFR plus 0.64%), 5/25/70(2)	2,525,611	2,486,670
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	2,094,364	1,923,033
TOTAL ASSET-BACKED SECURITIES (Cost $33,121,185)		33,319,742
U.S. GOVERNMENT AGENCY SECURITIES — 5.1%
FHLB, 4.625%, 6/6/25	4,900,000	4,928,017
FHLB, 4.625%, 11/17/26	8,000,000	8,115,120

FHLB, 4.00%, 6/30/28	4,000,000	4,018,421
FHLMC, 6.25%, 7/15/32	4,000,000	4,640,607
FNMA, 0.875%, 8/5/30	4,000,000	3,261,744
FNMA, 6.625%, 11/15/30	5,000,000	5,758,174
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,741,263
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $32,717,555)		32,463,346
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, SEQ, 3.37%, 10/10/47	1,875,762	1,844,984
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	1,957,140	1,919,081
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	2,161,864	2,110,223
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, SEQ, 4.15%, 1/10/36(2)	1,458,000	1,455,306
COMM Mortgage Trust, Series 2014-UBS5, Class A3, SEQ, 3.57%, 9/10/47	1,597,648	1,574,901
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	1,315,596	1,281,771
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	1,158,134	1,135,821
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	1,651,388	1,597,051
GS Mortgage Securities Trust, Series 2015-GC28, Class A4, SEQ, 3.14%, 2/10/48	1,400,884	1,378,571
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	2,352,401	2,273,614
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	2,178,000	2,108,744
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	1,692,700	1,642,829
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,500,807	1,450,668
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,653,864)		21,773,564
MUNICIPAL SECURITIES — 0.6%
Missouri Higher Education Loan Authority Rev., 1.97%, 3/25/61	1,287,834	1,094,618
Pasadena Rev., 4.625%, 5/1/38, Prerefunded at 100% of Par(3)	2,665,000	2,662,343
TOTAL MUNICIPAL SECURITIES (Cost $4,059,790)		3,756,961
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	150,233	150,233
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $494,419), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $484,547)		484,262
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $5,926,250), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $5,813,428)		5,810,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 2.50% - 4.625%, 1/31/25 - 11/15/26, valued at $495,026), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $485,286)		485,000
		6,779,262
TOTAL SHORT-TERM INVESTMENTS (Cost $6,929,495)		6,929,495
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $647,733,294)		639,215,956
OTHER ASSETS AND LIABILITIES — 0.5%		3,367,183
TOTAL NET ASSETS — 100.0%		$642,583,139

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	364	March 2024	$74,952,718	$112,540
U.S. Treasury 5-Year Notes	840	March 2024	91,369,688	1,520,597
U.S. Treasury 10-Year Notes	88	March 2024	9,934,375	49,270
U.S. Treasury 10-Year Ultra Notes	225	March 2024	26,553,516	749,311
U.S. Treasury Long Bonds	90	March 2024	11,244,375	591,806
U.S. Treasury Ultra Bonds	100	March 2024	13,359,375	820,839
			$227,414,047	$3,844,363
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,697,197.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,169,675, which represented 2.7% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$315,151,834	—
U.S. Treasury Securities	—	170,511,968	—
Collateralized Mortgage Obligations	—	55,309,046	—
Asset-Backed Securities	—	33,319,742	—
U.S. Government Agency Securities	—	32,463,346	—
Commercial Mortgage-Backed Securities	—	21,773,564	—
Municipal Securities	—	3,756,961	—
Short-Term Investments	$150,233	6,779,262	—
	$150,233	$639,065,723	—
Other Financial Instruments
Futures Contracts	$3,844,363	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.